MARKETABLE SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
MARKETABLE SECURITIES
Schedule of cash, cash equivalents, and marketable securities

	December 31,
	2016	2015
Cash	$111	$116
Money market funds	21,353	14,804
Marketable securities	11,577	5,274
Total cash, cash equivalents and marketable securities	$33,041	$20,194

Schedule of short-term investments in marketable securities by category

(In thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
September 30, 2017
Current (due within 1 year or less)
Corporate obligations	734	—	—	734
Total	$734	$—	$—	$734

December 31, 2016
Current (due within 1 year or less)
Commercial paper	4,240	—	—	4,240
Corporate obligations	7,337	—	—	7,337
Total	$11,577	$—	$—	$11,577

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Commercial paper	4,240			4,240
Corporate obligations	7,337	—	—	7,337
Total	$11,577	$—	$—	$11,577
December 31, 2015
Commercial paper	349			349
Corporate obligations	4,925	—	—	4,925
Total	$5,274	$—	$—	$5,274